Short-Term Investments - Schedule of Short-Term Investment (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Investments, Debt and Equity Securities [Abstract]
Variable-rate financial instruments	¥ 70,542		¥ 184,159
Total	¥ 70,542	$ 10,228	¥ 184,159